Risk Management Activities - Non-Hedges (Details) t in Thousands, $ in Millions, kJ in Billions	12 Months Ended
	Dec. 31, 2018 CAD ($) MWh kJ t	Dec. 31, 2017 CAD ($) MWh kJ t	Dec. 31, 2016 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ (15)	$ (1)	$ (5)
Gains (losses) on change in fair value of derivatives	29	45	63
Gains on change in fair value of derivatives	3	28	9
Unrealised Loss On Change In Fair Value Of Derivatives	4	(2)	4
Unrealised Gains On Change In Fair Value Of Derivatives	$ (1)	$ 30	$ 5
Electricity | Non-Hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount sold | MWh	58,885,000	14,688,000
Notional amount purchased | MWh	37,023,000	7,348,000
Natural gas | Non-Hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount sold | kJ	80,413	74,194
Notional amount purchased | kJ	110,488	103,805
Transmission | Non-Hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount sold | MWh	29,000	1,000
Notional amount purchased | MWh	11,163,000	3,455,000
Emissions | Non-Hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative, Nonmonetary Notional Amount Sold, Emissions | t	3,134	516
Derivative, Nonmonetary Notional Amount Purchased, Emissions | t	2,948	717